Earnings Per Share (Tables)	12 Months Ended
Dec. 28, 2014
Earnings Per Share
Reconciliation of the numerators and denominators of basic and diluted earnings (loss) per share calculations

        A reconciliation of the numerators and denominators of the basic and diluted earnings (loss) per share calculations is as follows (in thousands, except per share amounts):

	Successor	Successor	Successor	Predecessor
	Fiscal Year 2014	Fiscal Year 2013	Period From November 15, 2012 Through December 30, 2012	Period From January 2, 2012 Through November 14, 2012
Net income (loss)	$33,118	$8,171	$(9,288)	$14,324

Weighted average shares outstanding for basic EPS	61,455,584	57,030,099	56,848,190	13,363,635
Effect of dilutive securities:
Assumed exercise of Time-Based Options	2,385,534	2,357,388	—	382,971
Assumed exercise of Performance-Based Options	—	—	—	180,960

Weighted average shares and share equivalents outstanding for diluted EPS	63,841,118	59,387,487	56,848,190	13,927,566

Basic earnings (loss) per share:	$0.54	$0.14	$(0.16)	$1.07

Diluted earnings (loss) per share:	$0.52	$0.14	$(0.16)	$1.03